GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
GOODWILL
Balance - Beginning of year	$ 3,801,357	$ 435,588
Goodwill resulting from acquisition	944,000	3,365,769
Balance-Ending of year	$ 4,745,357	$ 3,801,357